Asset Acquisition	6 Months Ended
Jun. 30, 2026
Asset Acquisition [Abstract]
Asset acquisition

5. ASSET ACQUISITION

Asset Acquisition of Neurovia AI Limited (the “Neurovia”)

On May 4, 2026, the Group entered into a share purchase agreement to acquire 100% of the equity interests of Neurovia for consideration of US$100.0 million, payable through the issuance of 149,097,957 Class B ordinary shares of the Company. The consideration shares are subject to an eight-year lock-up arrangement commencing on the closing date, with no shares releasable during the first four years following closing. Thereafter, the consideration shares will be released in five equal annual tranches beginning on the fourth anniversary of the closing date. As of the date of this interim report, 104,097,957 Class B ordinary shares have been issued as partial consideration for the acquisition. The remaining 45,000,000 Class B ordinary shares, representing the unpaid portion of the purchase consideration, are expected to be issued before December 31, 2026.

Neurovia is a pre-operational entity with no historical operations, workforce, customer contracts, or substantive processes. Accordingly, management determined that the acquisition did not meet the definition of a business under ASC 805 and was therefore accounted for as an asset acquisition.

The acquisition was undertaken to obtain an exclusive contractual right to use certain AI data processing and compression technologies, with an initial term of 10 years. The acquired exclusive technology license is intended for application in public security, transportation, finance, smart agriculture and other industries. The underlying technology is designed to enhance storage efficiency and transmission performance through lossless compression of audio, video and image data.

The Group engaged an independent third-party valuation specialist to assist in determining the fair value of the purchase consideration and the identifiable net assets acquired. Based on the valuation performed as of the acquisition date, the fair value of the purchase consideration was determined to be US$68.6 million. The identifiable net assets acquired consisted entirely of exclusive contractual technology licenses, which had an estimated fair value of US$70.2 million. As the acquisition was accounted for as an asset acquisition under ASC 805, substantially all of the purchase consideration was allocated to the identifiable intangible assets acquired in accordance with ASC 805. Accordingly, no goodwill was recognized in connection with the transaction.